Finance income/(expense) - Summary of Financial Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Financial Expenses [Abstract]
Foreign exchange differences	€ 11,535,811	€ (2,401,910)	€ 14,971,998	€ 3,503,986
Interest expenses over bank balances	(33,457)	(69,552)	(78,517)	(151,764)
Other finance expenses	(550)	(3,021)	(499)	(7,849)
Total finance (expenses)/income	€ 11,501,804	€ (2,474,483)	€ 14,892,983	€ 3,344,373